Summary of Significant Accounting Policies - Share Purchase Option (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ 4,367
Change in fair value included in other expense	903
Reclassification to stockholders’ deficit upon exercise	(5,270)
Balance	$ 0